Impairment Testing of Goodwill - Additional Information (Detail)	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Reduction in gross margin to allow present value of net assets to be recovered	0.75%
Nordics [Member]
Disclosure of information for cash-generating units [line items]
Pre tax discount rate applied to cash flow projections	10.00%
Growth rate used to extrapolate cash flow projections	1.50%
Long term average growth rate	2.00%
Revised pre tax discount rate applied to cash flow projections	12.00%
Increase in pre tax discount rate applied to cash flow projections	2.00%
Reduction in growth rate used to extrapolate cash flow projections	0.75%
Electromaps Or Software [Member]
Disclosure of information for cash-generating units [line items]
Pre tax discount rate applied to cash flow projections	9.04%
Growth rate used to extrapolate cash flow projections	1.50%
Long term average growth rate	2.00%
Gross margin of cash generating unit	70.00%
Expected growth rate in gross margin	75.00%
Reduction in gross margin to allow present value of net assets to be recovered	26.00%